Summary of Significant Accounting Policies - Disaggregation of revenue and revenues recognized at a point in time or over time (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Summary of significant accounting policies - Schedule of disaggregation of revenue
Total net revenues	¥ 105,919,546	$ 15,146,294	¥ 108,420,832	¥ 112,856,020
Revenues recognized at a point in time
Summary of significant accounting policies - Schedule of disaggregation of revenue
Total net revenues	99,718,096		103,076,990	108,123,465
Revenues recognized over time
Summary of significant accounting policies - Schedule of disaggregation of revenue
Total net revenues	6,201,450		5,343,842	4,732,555
Womenswear and menswear
Summary of significant accounting policies - Schedule of disaggregation of revenue
Total net revenues	32,332,442		34,825,405	37,628,436
Shoes and bags
Summary of significant accounting policies - Schedule of disaggregation of revenue
Total net revenues	7,645,338		8,301,476	9,384,021
Skincare and cosmetics
Summary of significant accounting policies - Schedule of disaggregation of revenue
Total net revenues	13,069,012		14,015,643	15,669,280
Sportswear and sporting goods
Summary of significant accounting policies - Schedule of disaggregation of revenue
Total net revenues	14,030,473		13,748,205	13,870,228
Home goods and other lifestyle products
Summary of significant accounting policies - Schedule of disaggregation of revenue
Total net revenues	9,511,250		8,553,989	8,620,465
Baby and children products
Summary of significant accounting policies - Schedule of disaggregation of revenue
Total net revenues	11,061,599		9,032,306	9,606,808
Supermarket and other products
Summary of significant accounting policies - Schedule of disaggregation of revenue
Total net revenues	9,748,712		12,257,526	10,834,247
Other revenues
Summary of significant accounting policies - Schedule of disaggregation of revenue
Total net revenues	8,520,720		7,686,282	7,242,535
Product revenues
Summary of significant accounting policies - Schedule of disaggregation of revenue
Total net revenues	¥ 97,398,826	$ 13,927,847	¥ 100,734,550	¥ 105,613,485